UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 287-3101
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2018

Date of reporting period:  September 30, 2017

Item 1. Reports to Stockholders.

Pemberwick Fund

Semi-Annual Report
September 30, 2017

Pemberwick Fund

Table of Contents

Performance Overview	3
Sector Allocation of Portfolio Assets	4
Schedule of Investments	5
Statement of Assets and Liabilities	21
Statements of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	24
Notes to the Financial Statements	25
Expense Example	35
Notice to Shareholders	37
Privacy Notice	38

Pemberwick Fund

	Six Months				Annualized
Total Return Periods	Ended				Since Inception
Ended September 30, 2017*:	9/30/2017	1 Year	3 Year	5 Year	(2/1/2010)
Pemberwick Fund (No Load)	0.67%	0.86%	0.84%	0.90%	1.17%
Bloomberg Barclays 1-3 Year
US Government/Credit Index	0.65%	0.66%	1.05%	0.91%	1.22%

Total Annual Fund Operating Expenses: 0.43%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-893-4491.

Returns reflect the reinvestment of dividends and capital gain distributions.  The performance data shown reflects a voluntary waiver made by the Adviser.  In the absence of fee waivers, returns would be reduced.  The performance data does not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.

The Bloomberg Barclays 1-3 Year US Government/Credit Index is an unmanaged market index and should not be considered indicative of any Pemberwick investment.  One cannot invest directly in an index.

*	Periods greater than one year are average annual returns.

Pemberwick Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at September 30, 2017 (Unaudited)

Percentages represent market value as a percentage of net assets.

Pemberwick Fund

SCHEDULE OF INVESTMENTS
at September 30, 2017 (Unaudited)

	Par
CORPORATE BONDS AND NOTES – 72.8%	Value	Value
Basic Materials – 0.0%
Praxair, Inc.
1.050%, 11/07/2017	$15,000	$14,994
1.250%, 11/07/2018	30,000	29,874
		44,868

Communications – 3.2%
AT&T, Inc.
1.400%, 12/01/2017	15,000	14,999
2.227% (3 Month LIBOR USD + 0.910%), 11/27/2018 (a)	2,000,000	2,016,244
Cisco Systems, Inc.
4.950%, 02/15/2019	25,000	26,120
2.125%, 03/01/2019	105,000	105,823
The Walt Disney Co.
5.875%, 12/15/2017	30,000	30,269
1.650%, 01/08/2019	17,000	17,013
1.628% (3 Month LIBOR USD + 0.310%), 05/30/2019 (a)	1,000,000	1,005,347
Verizon Communications, Inc.
2.091% (3 Month LIBOR USD + 0.770%), 06/17/2019 (a)	3,000,000	3,026,575
		6,242,390

Consumer, Cyclical – 1.5%
American Honda Finance Corp.
2.140% (3 Month LIBOR USD + 0.830%), 02/22/2019 (a)	500,000	504,883
1.950%, 07/20/2020	100,000	100,044
McDonald’s Corp.
5.350%, 03/01/2018	10,000	10,157
PACCAR Financial Corp.
1.400%, 11/17/2017	30,000	29,999
1.300%, 05/10/2019	12,000	11,920
The Home Depot, Inc.
2.000%, 06/15/2019	30,000	30,191
Toyota Motor Credit Corp.
1.375%, 01/10/2018	30,000	29,996
2.000%, 10/24/2018	25,000	25,123
2.100%, 01/17/2019	68,000	68,353
2.125%, 07/18/2019	40,000	40,286
2.150%, 09/08/2022	30,000	29,702

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2017 (Unaudited)

	Par
	Value	Value
Consumer, Cyclical – 1.5% (Continued)
VF Corp.
5.950%, 11/01/2017	$35,000	$35,112
Volkswagen International Finance NV
1.600%, 11/20/2017 (Acquired 02/23/2015,
Cost $2,000,524) (b)(e)(f)	2,000,000	1,999,650
Wal-Mart Stores, Inc.
1.125%, 04/11/2018	40,000	39,948
3.250%, 10/25/2020	30,000	31,249
		2,986,613

Consumer, Non-cyclical – 3.5%
AbbVie, Inc.
1.800%, 05/14/2018	2,000,000	2,003,064
AstraZeneca PLC
1.937% (3 Month LIBOR USD + 0.620%),
06/10/2022 (a)(f)	2,000,000	2,000,711
Bristol-Myers Squibb Co.
1.750%, 03/01/2019	50,000	50,063
Danaher Corp.
2.400%, 09/15/2020	25,000	25,315
Diageo Capital PLC
5.750%, 10/23/2017 (f)	2,000,000	2,004,777
GlaxoSmithKline Capital, Inc.
5.650%, 05/15/2018	15,000	15,381
Johnson & Johnson
1.125%, 03/01/2019	30,000	29,790
Merck & Co., Inc.
1.100%, 01/31/2018	488,000	487,831
1.850%, 02/10/2020	14,000	14,020
PepsiCo, Inc.
1.000%, 10/13/2017	30,000	29,999
1.500%, 02/22/2019	15,000	14,982
2.150%, 10/14/2020	60,000	60,503
The Coca-Cola Co.
1.650%, 03/14/2018	30,000	30,035
1.375%, 05/30/2019	20,000	19,938

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2017 (Unaudited)

	Par
	Value	Value
Consumer, Non-cyclical – 3.5% (Continued)
The Procter & Gamble Co.
1.700%, 11/03/2021	$60,000	$59,356
		6,845,765

Energy – 0.3%
Chevron Corp.
1.104%, 12/05/2017	15,000	14,993
1.365%, 03/02/2018	90,000	89,995
1.718%, 06/24/2018	35,000	35,032
1.790%, 11/16/2018	50,000	50,099
4.950%, 03/03/2019	20,000	20,921
EOG Resources, Inc.
5.625%, 06/01/2019	15,000	15,886
Exxon Mobil Corp.
1.305%, 03/06/2018	50,000	49,977
1.819%, 03/15/2019	100,000	100,572
Occidental Petroleum Corp.
1.500%, 02/15/2018	60,000	59,950
Statoil ASA
1.250%, 11/09/2017 (f)	30,000	30,001
6.700%, 01/15/2018 (f)	10,000	10,159
1.950%, 11/08/2018 (f)	10,000	10,027
5.250%, 04/15/2019 (f)	15,000	15,788
		503,400

Financial – 58.3%
American Express Co.
1.921% (3 Month LIBOR USD + 0.610%), 08/01/2022 (a)	2,500,000	2,499,473
American Express Credit Corp.
2.092% (3 Month LIBOR USD + 0.780%), 11/05/2018 (a)	500,000	504,061
1.805% (3 Month LIBOR USD + 0.490%), 08/15/2019 (a)	3,118,000	3,133,460
2.250%, 08/15/2019	95,000	95,762
1.881% (3 Month LIBOR USD + 0.570%), 10/30/2019 (a)	1,000,000	1,005,694
2.016% (3 Month LIBOR USD + 0.700%), 03/03/2022 (a)	1,990,000	2,003,179
Bank of America Corp.
5.750%, 12/01/2017	1,625,000	1,636,243
2.600%, 01/15/2019	2,000,000	2,016,603
2.650%, 04/01/2019	60,000	60,557

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2017 (Unaudited)

	Par
	Value	Value
Financial – 58.3% (Continued)
Bank of America Corp. (Continued)
2.726% (3 Month LIBOR USD + 1.420%), 04/19/2021 (a)	$3,500,000	$3,602,267
1.967% (3 Month LIBOR USD + 0.660%), 07/21/2021 (a)	1,000,000	1,002,765
2.487% (3 Month LIBOR USD + 1.180%), 10/21/2022 (a)	500,000	508,543
BB&T Corp.
1.949% (3 Month LIBOR USD + 0.650%), 04/01/2022 (a)	3,600,000	3,626,048
Berkshire Hathaway Finance Corp.
1.300%, 05/15/2018	8,000	7,985
5.400%, 05/15/2018	60,000	61,424
Berkshire Hathaway, Inc.
1.550%, 02/09/2018	100,000	100,000
BlackRock, Inc.
5.000%, 12/10/2019	75,000	80,037
Boston Properties LP
3.700%, 11/15/2018	15,000	15,256
Capital One Bank USA, N.A.
2.150%, 11/21/2018	1,000,000	1,002,744
Capital One Financial Corp.
2.267% (3 Month LIBOR USD + 0.950%), 03/09/2022 (a)	3,000,000	3,001,975
Capital One, N.A.
1.500%, 03/22/2018	500,000	499,738
2.400%, 09/05/2019	515,000	517,487
2.132% (3 Month LIBOR USD + 0.820%), 08/08/2022 (a)	2,000,000	1,994,074
2.461% (3 Month LIBOR USD + 1.150%), 01/30/2023 (a)	3,000,000	3,016,674
Citigroup, Inc.
2.500%, 09/26/2018	3,000,000	3,018,878
2.713% (3 Month LIBOR USD + 1.380%), 03/30/2021 (a)	550,000	563,760
2.501% (3 Month LIBOR USD + 1.190%), 08/02/2021 (a)	570,000	580,915
2.387% (3 Month LIBOR USD + 1.070%), 12/08/2021 (a)	5,000,000	5,072,630
Credit Suisse AG
2.001% (3 Month LIBOR USD + 0.690%),
01/29/2018 (a)(f)	3,900,000	3,907,440
1.750%, 01/29/2018 (f)	1,000,000	1,000,831
1.700%, 04/27/2018 (f)	1,000,000	1,000,863
1.997% (3 Month LIBOR USD + 0.680%),
04/27/2018 (a)(f)	1,000,000	1,003,454

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2017 (Unaudited)

	Par
	Value	Value
Financial – 58.3% (Continued)
Deutsche Bank AG
2.274% (3 Month LIBOR USD + 0.970%),
07/13/2020 (a)(f)	$8,000,000	$8,029,169
HSBC USA, Inc.
1.500%, 11/13/2017	2,000,000	2,000,330
1.700%, 03/05/2018	1,000,000	1,000,881
2.082% (3 Month LIBOR USD + 0.770%), 08/07/2018 (a)	1,000,000	1,005,449
JPMorgan Chase & Co.
1.864% (3 Month LIBOR USD + 0.550%), 04/25/2018 (a)	830,000	832,227
Morgan Stanley
2.594% (3 Month LIBOR USD + 1.280%), 04/25/2018 (a)	2,725,000	2,742,476
2.053% (3 Month LIBOR USD + 0.740%), 07/23/2019 (a)	1,000,000	1,006,977
2.109% (3 Month LIBOR USD + 0.800%), 02/14/2020 (a)	300,000	301,475
2.487% (3 Month LIBOR USD + 1.180%), 01/20/2022 (a)	400,000	405,820
2.243% (3 Month LIBOR USD + 0.930%), 07/22/2022 (a)	1,000,000	1,004,338
2.713% (3 Month LIBOR USD + 1.400%), 10/24/2023 (a)	3,000,000	3,069,672
National Rural Utilities Cooperative Finance Corp.
5.450%, 02/01/2018	50,000	50,645
Northern Trust Corp.
3.450%, 11/04/2020	25,000	26,029
3.375%, 08/23/2021	25,000	25,964
Novartis Capital Corp.
1.800%, 02/14/2020	70,000	70,054
PNC Bank, N.A.
2.400%, 10/18/2019	3,000,000	3,026,530
State Street Corp.
1.350%, 05/15/2018	92,000	91,917
1.950%, 05/19/2021	25,000	24,840
SunTrust Banks, Inc.
2.350%, 11/01/2018	1,456,000	1,463,746
The Bank of New York Mellon Corp.
2.200%, 03/04/2019	59,000	59,322
4.600%, 01/15/2020	30,000	31,740
2.450%, 11/27/2020	35,000	35,375
2.361% (3 Month LIBOR USD + 1.050%), 10/30/2023 (a)	5,101,000	5,214,352

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2017 (Unaudited)

	Par
	Value	Value
Financial – 58.3% (Continued)
The Bank of Nova Scotia
1.450%, 04/25/2018 (f)	$2,000,000	$1,999,494
2.134% (3 Month LIBOR USD + 0.830%),
01/15/2019 (a)(f)	1,000,000	1,008,678
1.694% (3 Month LIBOR USD + 0.390%),
07/14/2020 (a)(f)	1,000,000	1,000,725
1.957% (3 Month LIBOR USD + 0.640%),
03/07/2022 (a)(f)	5,900,000	5,908,585
The Charles Schwab Corp.
2.200%, 07/25/2018	40,000	40,197
The Chubb Corp.
5.750%, 05/15/2018	35,000	35,868
The Goldman Sachs Group, Inc.
6.150%, 04/01/2018	30,000	30,659
7.500%, 02/15/2019	2,130,000	2,288,203
2.300%, 12/13/2019	2,000,000	2,009,416
2.473% (3 Month LIBOR USD + 1.160%), 04/23/2020 (a)	1,444,000	1,467,835
2.674% (3 Month LIBOR USD + 1.360%), 04/23/2021 (a)	1,000,000	1,022,711
2.485% (3 Month LIBOR USD + 1.170%), 11/15/2021 (a)	2,000,000	2,028,352
2.424% (3 Month LIBOR USD + 1.110%), 04/26/2022 (a)	1,141,000	1,154,044
The Travelers Companies, Inc.
3.900%, 11/01/2020	50,000	52,638
UBS AG
2.029% (3 Month LIBOR USD + 0.700%),
03/26/2018 (a)(f)	2,750,000	2,758,207
US Bancorp
2.200%, 04/25/2019 (g)	75,000	75,471
US Bank, N.A.
1.350%, 01/26/2018 (g)	2,368,000	2,367,967
Visa, Inc.
2.150%, 09/15/2022	50,000	49,883
Wachovia Corp.
5.750%, 02/01/2018	440,000	446,100
Wells Fargo & Co.
5.625%, 12/11/2017	50,000	50,388
1.943% (3 Month LIBOR USD + 0.630%), 04/23/2018 (a)	127,000	127,417
1.991% (3 Month LIBOR USD + 0.680%), 01/30/2020 (a)	2,000,000	2,021,597

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2017 (Unaudited)

	Par
	Value	Value
Financial – 58.3% (Continued)
Wells Fargo & Co. (Continued)
2.150%, 01/30/2020	$200,000	$200,579
2.193% (3 Month LIBOR USD + 0.880%), 07/22/2020 (a)	1,626,000	1,651,107
2.500%, 03/04/2021	30,000	30,214
2.656% (3 Month LIBOR USD + 1.340%), 03/04/2021 (a)	2,500,000	2,578,940
4.600%, 04/01/2021	60,000	64,460
2.100%, 07/26/2021	110,000	109,015
2.239% (3 Month LIBOR USD + 0.930%), 02/11/2022 (a)	1,000,000	1,009,770
2.423% (3 Month LIBOR USD + 1.110%), 01/24/2023 (a)	2,000,000	2,035,752
		115,284,420

Industrial – 3.2%
Caterpillar Financial Services Corp.
1.500%, 02/23/2018	20,000	20,007
1.800%, 11/13/2018	25,000	25,034
2.100%, 06/09/2019	15,000	15,104
2.250%, 12/01/2019	20,000	20,148
Emerson Electric Co.
4.875%, 10/15/2019	45,000	47,641
General Dynamics Corp.
1.000%, 11/15/2017	2,030,000	2,029,142
General Electric Co.
5.625%, 05/01/2018	80,000	81,892
5.500%, 01/08/2020	20,000	21,585
4.000% (3 Month LIBOR USD + 2.280%),
12/29/2049, Callable 06/15/2022 at $100.0 (a)(b)	1,234,000	1,217,032
Illinois Tool Works, Inc.
1.950%, 03/01/2019	50,000	50,195
John Deere Capital Corp.
1.550%, 12/15/2017	40,000	40,016
1.600%, 07/13/2018	18,000	18,013
1.750%, 08/10/2018	20,000	20,041
1.874% (3 Month LIBOR USD + 0.570%), 01/08/2019 (a)	500,000	503,288
1.950%, 06/22/2020	75,000	75,092
Precision Castparts Corp.
1.250%, 01/15/2018	45,000	44,974

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2017 (Unaudited)

	Par
	Value	Value
Industrial – 3.2% (Continued)
Stanley Black & Decker, Inc.
2.451%, 11/17/2018	$1,000,000	$1,006,531
The Boeing Co.
0.950%, 05/15/2018	50,000	49,871
United Parcel Service, Inc.
1.125%, 10/01/2017	30,000	30,000
United Technologies Corp.
1.778%, 05/04/2018 (a)(c)	1,000,000	1,000,636
		6,316,242

Information – 0.0%
The Walt Disney Co.
1.800%, 06/05/2020	30,000	29,968

Manufacturing – 0.2%
Apple, Inc.
1.900%, 02/07/2020	45,000	45,164
1.800%, 05/11/2020	50,000	50,033
The Coca-Cola Co.
2.200%, 05/25/2022	50,000	50,168
Eli Lilly & Co.
2.350%, 05/15/2022	70,000	70,137
General Electric Co.
6.000%, 08/07/2019	50,000	53,856
Johnson & Johnson
2.250%, 03/03/2022	60,000	60,646
PepsiCo, Inc.
1.550%, 05/02/2019	50,000	49,964
Pfizer, Inc.
1.700%, 12/15/2019	50,000	49,983
QUALCOMM, Inc.
2.100%, 05/20/2020	50,000	50,391
		480,342

Retail Trade – 0.0%
Costco Wholesale Corp.
2.150%, 05/18/2021	50,000	50,160

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2017 (Unaudited)

	Par
	Value	Value
Technology – 2.3%
Apple, Inc.
1.000%, 05/03/2018	$41,000	$40,907
2.134% (3 Month LIBOR USD + 0.820%), 02/22/2019 (a)	1,000,000	1,011,100
1.550%, 02/07/2020	10,000	9,953
2.250%, 02/23/2021	13,000	13,108
1.550%, 08/04/2021	97,000	95,123
HP, Inc.
2.244% (3 Month LIBOR USD + 0.940%), 01/14/2019 (a)	1,500,000	1,506,507
2.750%, 01/14/2019	1,500,000	1,510,944
Intel Corp.
3.300%, 10/01/2021	50,000	52,365
Microsoft Corp.
1.000%, 05/01/2018	60,000	59,876
1.300%, 11/03/2018	34,000	33,948
4.200%, 06/01/2019	30,000	31,294
1.550%, 08/08/2021	45,000	44,219
Oracle Corp.
2.500%, 05/15/2022	130,000	131,769
Oracle Corp.
2.375%, 01/15/2019	15,000	15,154
5.000%, 07/08/2019	30,000	31,697
		4,587,964

Transportation and Warehousing – 0.0%
United Parcel Service, Inc.
2.350%, 05/16/2022	50,000	50,414

Utilities – 0.3%
DTE Electric Co.
3.900%, 06/01/2021	55,000	58,021
Duke Energy Carolinas LLC
5.250%, 01/15/2018	35,000	35,376
4.300%, 06/15/2020	25,000	26,505
3.900%, 06/15/2021	25,000	26,432
Duke Energy Florida LLC
5.650%, 06/15/2018	25,000	25,690
Entergy Gulf States Louisiana LLC
3.950%, 10/01/2020	50,000	51,977

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2017 (Unaudited)

	Par
	Value	Value
Utilities – 0.3% (Continued)
Florida Power & Light Co.
5.550%, 11/01/2017	$35,000	$35,110
Kansas City Power & Light Co.
7.150%, 04/01/2019	20,000	21,490
Kentucky Utilities Co.
3.250%, 11/01/2020	30,000	30,978
MidAmerican Energy Co.
5.300%, 03/15/2018	30,000	30,497
Northern States Power Co.
2.200%, 08/15/2020	30,000	30,230
PacifiCorp
5.650%, 07/15/2018	25,000	25,821
Public Service Co. of Colorado
3.200%, 11/15/2020	30,000	30,881
Public Service Electric & Gas Co.
1.800%, 06/01/2019	25,000	25,009
2.000%, 08/15/2019	75,000	75,152
San Diego Gas & Electric Co.
3.000%, 08/15/2021	30,000	30,971
Southern California Edison Co.
5.500%, 08/15/2018	45,000	46,525
3.875%, 06/01/2021	40,000	42,316
Wisconsin Electric Power Co.
1.700%, 06/15/2018	25,000	25,025
Wisconsin Power & Light Co.
5.000%, 07/15/2019	25,000	26,288
		700,294
TOTAL CORPORATE BONDS AND NOTES
(Cost $143,717,610)		144,122,840

COLLATERALIZED
MORTGAGE OBLIGATIONS – 0.7%
Federal National Mortgage Association REMICS – 0.3%
Series 2003-92, Class PE
4.500%, 09/25/2018	4,361	4,385
Series 2005-40, Class YG
5.000%, 05/25/2025	26,733	28,418

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2017 (Unaudited)

	Par
	Value	Value
Federal National Mortgage
Association REMICS – 0.3% (Continued)
Series 2011-122, Class A
3.000%, 12/25/2025	$50,607	$51,168
Series 2007-27, Class MQ
5.500%, 04/25/2027	7,852	8,684
Series 2005-48, Class AR
5.500%, 02/25/2035	12,583	12,994
Series 2005-62, Class CQ
4.750%, 07/25/2035	5,905	6,107
Series 2005-64, Class PL
5.500%, 07/25/2035	42,511	46,850
Series 2005-68, Class PG
5.500%, 08/25/2035	30,810	34,001
Series 2005-83A, Class LA
5.500%, 10/25/2035	17,513	19,370
Series 2006-57, Class AD
5.750%, 06/25/2036	79,256	84,200
Series 2014-23, Class PA
3.500%, 08/25/2036	95,605	98,789
Series 2007-39, Class NA
4.250%, 01/25/2037	2,964	2,992
Series 2013-83, Class CA
3.500%, 10/25/2037	75,302	77,431
Series 2009-47, Class PA
4.500%, 07/25/2039	6,746	6,947
Series 2011-113, Class NE
4.000%, 03/25/2040	19,478	19,623
		501,959

Federal Home Loan Mortgage
Corporation REMICS – 0.3%
Series 2542, Class ES
5.000%, 12/15/2017	667	668
Series 2564, Class HJ
5.000%, 02/15/2018	746	748
Series 2617, Class GR
4.500%, 05/15/2018	2,434	2,445

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2017 (Unaudited)

	Par
	Value	Value
Federal Home Loan Mortgage
Corporation REMICS – 0.3% (Continued)
Series 2611, Class UH
4.500%, 05/15/2018	$2,187	$2,198
Series 2617, Class TK
4.500%, 05/15/2018	4,212	4,236
Series 2627, Class MC
4.500%, 06/15/2018	4,683	4,709
Series 2649, Class KA
4.500%, 07/15/2018	3,286	3,305
Series 2693, Class PE
4.500%, 10/15/2018	4,980	5,012
Series 2746, Class EG
4.500%, 02/15/2019	6,088	6,127
Series 2814, Class GB
5.000%, 06/15/2019	1,911	1,919
Series 2989, Class TG
5.000%, 06/15/2025	30,819	33,112
Series 3002, Class YD
4.500%, 07/15/2025	12,657	13,540
Series 3917,
1.750%, 07/15/2026	145,555	144,626
Series 2526, Class FI
2.234% (1 Month LIBOR USD + 1.000%), 02/15/2032 (a)	61,123	62,596
Series 2881, Class AE
5.000%, 08/15/2034	9,942	10,358
Series 2933, Class HD
5.500%, 02/15/2035	17,677	19,342
Series 4305, Class KA
3.000%, 03/15/2038	59,582	60,219
Series 3843, Class GH
3.750%, 10/15/2039	43,655	45,136
Series 3786, Class NA
4.500%, 07/15/2040	80,979	85,888
Series 4305, Class A
3.500%, 06/15/2048	101,305	104,447
		610,631

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2017 (Unaudited)

	Par
	Value	Value
Government National Mortgage Association – 0.1%
Series 2013-88, Class WA
5.019%, 06/20/2030 (a)	$113,734	$121,003
Series 2002-22, Class GF
6.500%, 03/20/2032	36,282	42,106
Series 2002-51, Class D
6.000%, 07/20/2032	41,511	46,099
Series 2008-50, Class NA
5.500%, 03/16/2037	6,920	7,108
Series 2007-11, Class PE
5.500%, 03/20/2037	21,342	23,996
Series 2013-113, Class UB
3.000%, 11/20/2038	57,316	58,088
		298,400
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS
(Cost $1,398,841)		1,410,990

U.S. GOVERNMENT AGENCY OBLIGATIONS – 1.9%
Federal Home Loan Bank – 1.0%
0.875%, 03/19/2018	400,000	399,475
1.250%, 06/08/2018	340,000	339,957
2.000%, 09/14/2018	75,000	75,432
1.750%, 12/14/2018	595,000	597,171
1.250%, 01/16/2019	200,000	199,523
1.000%, 09/26/2019	300,000	296,907
		1,908,465
Federal Home Loan Mortgage Corp. – 0.3%
0.875%, 10/12/2018	125,000	124,403
1.500%, 01/17/2020	355,000	354,136
5.500%, 04/01/2021, Gold Pool #G11941	17,410	18,161
5.500%, 11/01/2021, Gold Pool #G12454	8,819	9,254
5.500%, 04/01/2023, Gold Pool #G13145	18,008	19,114
4.000%, 02/01/2026, Gold Pool #J15974	47,135	49,379
4.000%, 06/01/2026, Gold Pool #J14494	14,954	15,669
4.500%, 06/01/2029, Gold Pool #C91251	14,484	15,548

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2017 (Unaudited)

	Par
	Value	Value
Federal Home Loan Mortgage Corp. – 0.3% (Continued)
4.500%, 12/01/2029, Gold Pool #C91281	$28,720	$30,830
4.500%, 04/01/2030, Gold Pool #C91295	15,284	16,443
		652,937
Federal National Mortgage Association – 0.6%
1.125%, 07/20/2018	390,000	389,306
1.375%, 10/07/2021	210,000	206,090
2.000%, 01/05/2022	400,000	401,126
6.000%, 09/01/2019, Pool #735439	493	504
5.500%, 06/01/2020, Pool #888601	1,549	1,579
5.000%, 05/01/2023, Pool #254762	11,685	12,746
5.500%, 01/01/2024, Pool #AD0471	9,347	9,840
5.000%, 12/01/2025, Pool #256045	24,129	26,319
5.500%, 05/01/2028, Pool #257204	20,625	22,817
4.000%, 08/01/2029, Pool #MA0142	24,932	26,428
5.500%, 04/01/2037, Pool #AD0249	29,348	32,869
7.000%, 04/01/2037, Pool #888366	7,747	9,120
5.000%, 10/01/2039, Pool #AC3237	60,947	67,642
		1,206,386
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,764,276)		3,767,788

U.S. TREASURY OBLIGATIONS – 19.9%
U.S. Treasury Notes – 19.9%
0.750%, 12/31/2017	740,000	739,292
0.750%, 02/28/2018	450,000	449,279
0.750%, 03/31/2018	1,410,000	1,406,875
0.625%, 04/30/2018	2,140,000	2,132,271
1.000%, 05/31/2018	1,115,000	1,113,105
0.875%, 07/15/2018	505,000	503,284
1.375%, 07/31/2018	1,200,000	1,200,469
2.250%, 07/31/2018	180,000	181,350
1.500%, 08/31/2018	430,000	430,571
1.250%, 10/31/2018	1,915,000	1,912,344
1.250%, 11/30/2018	700,000	698,879
1.500%, 12/31/2018	460,000	460,557

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2017 (Unaudited)

	Par
	Value	Value
U.S. Treasury Notes – 19.9% (Continued)
1.250%, 01/31/2019	$1,585,000	$1,581,626
1.500%, 01/31/2019	1,150,000	1,151,280
1.375%, 02/28/2019	380,000	379,785
1.500%, 02/28/2019	355,000	355,354
1.625%, 03/31/2019	740,000	742,197
1.625%, 04/30/2019	1,695,000	1,699,900
0.875%, 05/15/2019	180,000	178,386
1.500%, 05/31/2019	1,395,000	1,396,390
1.000%, 06/30/2019	380,000	377,128
1.625%, 06/30/2019	650,000	651,879
0.875%, 07/31/2019	755,000	747,170
1.625%, 07/31/2019	180,000	180,527
1.000%, 08/31/2019	1,015,000	1,006,139
1.750%, 09/30/2019	1,040,000	1,045,362
1.500%, 10/31/2019	200,000	200,004
1.500%, 11/30/2019	410,000	409,952
1.125%, 12/31/2019	640,000	634,512
1.625%, 12/31/2019	220,000	220,494
1.250%, 01/31/2020	850,000	844,339
1.375%, 01/31/2020	250,000	249,102
1.375%, 02/29/2020	380,000	378,404
1.125%, 03/31/2020	300,000	296,807
1.375%, 04/30/2020	2,020,000	2,009,821
1.500%, 05/31/2020	1,460,000	1,456,721
1.625%, 06/30/2020	220,000	220,172
1.875%, 06/30/2020	200,000	201,531
1.625%, 07/31/2020	2,030,000	2,030,952
2.000%, 07/31/2020	310,000	313,348
1.375%, 08/31/2020	1,230,000	1,221,472
1.375%, 09/30/2020	1,415,000	1,404,415
1.375%, 10/31/2020	1,195,000	1,185,034
1.750%, 10/31/2020	450,000	451,362
1.625%, 11/30/2020	300,000	299,549
2.000%, 11/30/2020	390,000	393,930
1.750%, 12/31/2020	400,000	400,711
1.375%, 01/31/2021	590,000	583,720
2.125%, 01/31/2021	345,000	349,777

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2017 (Unaudited)

	Par
	Value	Value
U.S. Treasury Notes – 19.9% (Continued)
1.250%, 03/31/2021	$350,000	$344,278
1.375%, 05/31/2021	180,000	177,535
2.250%, 07/31/2021	260,000	264,438
2.000%, 10/31/2021	150,000	151,055
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $39,551,191)		39,414,834

SHORT-TERM INVESTMENTS – 4.3%	Shares
Money Market Funds – 4.3%
Fidelity Government Portfolio – Class I, 0.91% (d)	8,392,133	8,392,133
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,392,133) – 4.3%		8,392,133
TOTAL INVESTMENTS
(Cost $196,824,051) – 99.6%		197,108,585
Other Assets in Excess of Liabilities – 0.4%		763,542
TOTAL NET ASSETS – 100.0%		$197,872,127

Percentages are stated as a percent of net assets.

PLC – Public Limited Company
REMICS – Real Estate Mortgage Investment Conduits
(a)	Variable or Floating Rate Security. The rate shown represents the rate at September 30, 2017.
(b)	Security is a perpetual bond and has no definite maturity date.
(c)	Multi-Step Coupon. Rate disclosed is as of September 30, 2017.
(d)	The rate shown represents the fund’s 7-day yield as of September 30, 2017.
(e)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid.  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At September 30, 2017, the market value of these securities total $1,999,650 which represents 1.0% of total net assets.

(f)	U.S. traded security of a foreign issuer or corporation.
(g)
Investment in affiliated security.  Quasar Distributors, LLC, which serves as the fund’s distributor, is a subsidiary of U.S. Bancorp.  Details of transactions with this affiliated company for the six months ended September 30, 2017 were as follows:

					Change in	Net
					Unrealized	Realized
	3/31/2017			Amorti-	Appreciation/	Gains	Market	Interest
Issuer	Value	Purchases	Sales	zation	Depreciation	(Losses)	Value	Income
U.S. Bancorp[1]	$75,615	$0	$0	$(273)	$129	$0	$75,471	$826
U.S. Bank, N.A.[2]	$2,365,409	$0	$0	(143)	2,701	$0	2,367,967	16,064
				$(416)	$2,830		$2,443,438	$16,890

[1]	Par values were $75,000 at 3/31/2017 and 9/30/2017.
[2]	Par values were $2,368,000 at 3/31/2017 and 9/30/2017.

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2017 (Unaudited)

Assets:
Investments in unaffiliated securities, at value (cost of $194,380,160)	$194,665,147
Investments in affiliated securities, at value (cost of $2,443,891)	2,443,438
Total investments, at value (cost of $196,824,051)	197,108,585
Cash	37,724
Receivables:
Dividends and interest	808,342
Prepaid expenses and other assets	4,764
Total assets	197,959,415

Liabilities:
Payables:
Advisory fee	24,517
Administration and accounting fees	34,612
Reports to shareholders	2,981
Compliance expense	107
Trustees’ fees and expenses	1,577
Custody fees	2,620
Audit fees	10,776
Transfer agent fees and expenses	7,431
Other accrued expenses	2,667
Total liabilities	87,288

Net assets	$197,872,127

Net assets consist of:
Capital stock	$198,235,568
Accumulated net investment loss	(11,053)
Accumulated net realized loss on investments	(636,922)
Net unrealized appreciation on investments	284,534
Net assets	$197,872,127

Shares outstanding	19,725,390
Net asset value, offering price and redemption price per share	$10.03

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

STATEMENTS OF OPERATIONS

	Six Months
	Ended
	September 30,	Eleven
	2017	Months Ended	Year Ended
	(Unaudited)	March 31, 2017*	April 30, 2016
Investment income:
Interest income from unaffiliated securities	$1,561,103	$2,019,264	$2,154,650
Interest income from affiliated securities	16,890	30,071	—
Total investment income	1,577,993	2,049,335	2,154,650

Expenses:
Advisory fees (Note 4)	238,169	639,059	821,157
Administration and accounting fees (Note 4)	108,063	185,943	198,425
Transfer agent fees and expenses	20,456	46,844	49,971
Federal and state registration fees	4,478	5,682	1,854
Audit fees	10,876	26,855	29,426
Compliance expense	9,576	34,038	22,900
Legal fees	7,580	24,815	26,597
Reports to shareholders	594	15,601	22,271
Trustees’ fees and expenses	4,763	15,855	7,329
Custody fees	8,694	17,256	24,989
Other	4,167	10,141	11,657
Total expenses before
reimbursement from advisor	417,416	1,022,089	1,216,576
Expense reimbursement from advisor (Note 4)	(95,267)	(408,525)	(574,850)
Net expenses	322,149	613,564	641,726
Net investment income	1,255,844	1,435,771	1,512,924

Realized and unrealized
gain (loss) on investments:
Net realized gain on investments	18,380	61,360	355,030
Net change in unrealized appreciation
(depreciation) on unaffiliated investments	65,843	(391,147)	(586,839)
Net change in unrealized appreciation
(depreciation) on affiliated investments	2,830	(12,225)	—
Net realized and unrealized
gain (loss) on investments	87,053	(342,012)	(231,809)
Net increase in net assets
resulting from operations	$1,342,897	$1,093,759	$1,281,115

*	Fund changed its fiscal year from April 30 to March 31.

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Eleven
	September 30, 2017	Months Ended	Year Ended	Year Ended
	(Unaudited)	March 31, 2017*	April 30, 2016	April 30, 2015
Operations:
Net investment income	$1,255,844	$1,435,771	$1,512,924	$1,567,887
Net realized gain
on investments	18,380	61,360	355,030	100,557
Net change in unrealized
appreciation (depreciation)
on investments	68,673	(403,372)	(586,839)	(346,071)
Net increase in
net assets resulting
from operations	1,342,897	1,093,759	1,281,115	1,322,373

Distributions to
Shareholders From:
Net investment income	(1,266,897)	(1,482,522)	(1,543,193)	(1,629,122)
Total distributions	(1,266,897)	(1,482,522)	(1,543,193)	(1,629,122)

Capital Share Transactions:
Proceeds from shares sold	28,325,578	52,333,765	51,730,683	63,908,851
Proceeds from shares issued
to holders in reinvestment
of dividends	1,264,964	1,483,418	1,542,964	1,622,818
Cost of shares redeemed	(15,892,883)	(47,137,981)	(45,183,230)	(63,133,072)
Net increase in net assets from
capital share transactions	13,697,659	6,679,202	8,090,417	2,398,597
Total increase in net assets	13,773,659	6,290,439	7,828,339	2,091,848

Net Assets:
Beginning of year	184,098,468	177,808,029	169,979,690	167,887,842
End of year	$197,872,127	$184,098,468	$177,808,029	$169,979,690
Accumulated net
investment income (loss)	$(11,053)	$—	$17,190	$(573)

Changes in Shares Outstanding:
Shares sold	2,821,703	5,214,316	5,157,961	6,348,311
Proceeds from shares issued to
holders in reinvestment
of dividends	126,075	147,694	153,755	161,124
Shares redeemed	(1,583,542)	(4,694,355)	(4,506,685)	(6,271,648)
Net increase in
shares outstanding	1,364,236	667,655	805,031	237,787

*	Fund changed its fiscal year from April 30 to March 31.

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six Months
	Ended		Eleven
	Sept. 30,		Months
	2017		March 31,		Year Ended April 30,
	(Unaudited)		2017*		2016	2015	2014	2013	2012
Net Asset Value –
Beginning of Period	$10.03		$10.05		$10.06	$10.08	$10.12	$10.03	$10.16

Income from
Investment Operations:
Net investment income	0.07		0.09		0.09 [1]	0.09 [1]	0.10 [1]	0.11 [1]	0.13 [1]
Net realized and unrealized
gain (loss) on investments	—		(0.02)		(0.01)	(0.02)	(0.03)	0.11	(0.12)[4]
Total from
investment operations	0.07		0.07		0.08	0.07	0.07	0.22	0.01

Less Distributions:
Dividends from net
investment income	(0.07)		(0.09)		(0.09)	(0.09)	(0.11)	(0.13)	(0.14)
Total distributions	(0.07)		(0.09)		(0.09)	(0.09)	(0.11)	(0.13)	(0.14)
Net Asset Value –
End of Period	$10.03		$10.03		$10.05	$10.06	$10.08	$10.12	$10.03

Total Return[2]	0.67	%^	0.68	%^	0.85%	0.74%	0.68%	2.19%	0.12%

Ratios and Supplemental Data:
Net assets, end
of period (thousands)	$197,872		$184,098		$177,808	$169,980	$167,888	$119,793	$119,521
Ratio of operating expenses
to average net assets[3]:
Before Reimbursements	0.44	%+	0.67	%+	0.74%	0.74%	0.76%	0.80%	0.80%
After Reimbursements	0.34	%+	0.40	%+	0.39%	0.39%	0.41%	0.45%	0.45%
Ratio of net investment
income (loss) to
average net assets[3]:
Before Reimbursements	1.22	%+	0.68	%+	0.57%	0.56%	0.65%	0.75%	0.72%
After Reimbursements	1.32	%+	0.95	%+	0.92%	0.91%	1.00%	1.10%	1.07%
Portfolio turnover rate	22	%^	17	%^	45%	35%	35%	28%	23%

+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

[3]	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 4).
[4]	Includes payments by affiliate which equaled $0.03 per share.
*	Fund changed its fiscal year from April 30 to March 31.

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS
September 30, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

The Pemberwick Fund (the “Pemberwick Fund” or the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end investment management company and was organized as a Delaware statutory trust on April 4, 2006. The Pemberwick Fund, a series of FundVantage Trust (the “Predecessor Fund”) was reorganized into a newly created series of the Trust (the “Reorganization”) pursuant to an Agreement and Plan of Reorganization dated November 1, 2016. The Reorganization was approved by the shareholders of the Predecessor Fund at a meeting held on November 17, 2016. The Predecessor Fund transferred all its assets to the Fund in exchange for shares of the Fund and the assumption by the Fund of all the known liabilities of the Predecessor Fund.  The Predecessor Fund commenced operations on February 1, 2010. Pemberwick Investment Advisors LLC (“Pemberwick” or the “Advisor”) serves as the investment advisor to the Fund, and J.P. Morgan Investment Management Inc. (“J.P. Morgan” or the “Sub-Advisor”) serves as the sub-advisor to the Fund. Pemberwick and J.P. Morgan also served as the advisor and sub-advisor, respectively, to the Predecessor Fund.  The Fund has changed its fiscal year end from April 30 to March 31. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The investment objective of the Fund is to seek maximum current income that is consistent with liquidity and stability of principal.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return.  The tax returns for the Fund for the prior three fiscal years are open for examination.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017 (Unaudited)

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Discounts and premiums on fixed income securities are amortized using the effective interest method.

The Fund distributes substantially all of its net investment income, if any, daily, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.

F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the eleven months ended March 31, 2017, the Fund made the following permanent tax adjustments on the Statement of Assets and Liabilities:

Accumulated	Accumulated
Net Investment	Net Realized	Capital
Income/(Loss)	Gain/(Loss)	Stock
$29,561	$(29,239)	$(322)

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of September 30, 2017, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017 (Unaudited)

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities: Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales or similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 2 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they would be classified in level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017 (Unaudited)

The Board delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of September 30, 2017, was comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$144,122,840	$—	$144,122,840
Collateralized
Mortgage Obligations	—	1,410,990	—	1,410,990
U.S. Government
Agency Obligations	—	3,767,788	—	3,767,788
U.S. Treasury Obligations	—	39,414,834	—	39,414,834
Short-Term Investments	8,392,133	—	—	8,392,133
Total Investments in Securities	$8,392,133	$188,716,452	$—	$197,108,585

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.  Transfers among levels are recognized at the end of the reporting period.  During the six months ended September 30, 2017, the Fund recognized no transfers among levels.  There were no level 3 securities held in the Fund during the six months ended September 30, 2017.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended September 30, 2017, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  Effective December 5, 2016, as compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.25% for the Fund based upon the average daily net assets of the Fund.  The Board previously approved a new Investment Advisory agreement between the Trust, on behalf of the Fund, and the Advisor, pursuant to which the Advisor has agreed to reduce the Fund’s Advisor fee from 0.50% to 0.25%, effective December 5, 2016.  Prior to the reorganization, the Advisor was entitled to receive 0.50%.  For the six months ended September 30, 2017, the Fund

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017 (Unaudited)

incurred $238,169 in advisory fees.  For the eleven months ended March 31, 2017, the Fund incurred $639,059 in advisory fees.  For the year ended April 30, 2016, the Fund incurred $821,157 in advisory fees.  Advisory fees payable at September 30, 2017 for the Fund were $24,517.  The Advisor has hired J.P. Morgan Investment Management Inc. as a sub-advisor to manage the U.S. Treasuries and agency debt portion of the Fund.  The Advisor pays the Sub-Advisor fee for the Pemberwick Fund from its own assets and these fees are not an additional expense of the Fund.

The Fund is responsible for its own operating expenses.  The Advisor voluntarily waives 10 basis points of the annual investment advisory fee Pemberwick is entitled to receive from the Fund pursuant to the advisory agreement between Pemberwick and the Fund. Such waiver will continue until Pemberwick notifies the Fund of a change in its voluntary waiver or its discontinuation.

For the six months ended September 30, 2017, the Advisor reduced its fees and absorbed Fund expenses in the amount of $95,267.  For the eleven months ended March 31, 2017, the Advisor reduced its fees and absorbed Fund expenses in the amount of $408,525.  For the year ended April 30, 2016, the Advisor reduced its fees and absorbed Fund expenses in the amount of $574,850.

Beginning December 6, 2016, U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) provided administrative and accounting services to the Fund pursuant to an Accounting and Administrative Services Agreement through December 5, 2016.  Effective December 5, 2016, U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Fund.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.  The Bank of New York Mellon served as custodian and Chief Compliance Officer through December 5, 2016.  For the six months ended September 30, 2017, the eleven months ended March 31, 2017, and the year ended April 30, 2016, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017 (Unaudited)

			USBFS		BNY Mellon		BNY Mellon
			(March 31,		(March 31,		(April 30,
	USBFS		2017)		2017)		2016)
Administration &
fund accounting	$108,063		$64,473		$121,470		$198,425
Custody	$8,694		$7,063		$10,193		$24,989
Transfer agency	$12,032	(a)	$9,027	(a)	$18,644	(a)	$49,971
Chief Compliance Officer	$9,576		$7,060		$26,978		$22,900

(a) Does not include out-of-pocket expenses.

At September 30, 2017, the Fund had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$34,612
Custody	$2,620
Transfer agency(a)	$4,346

(a) Does not include out-of-pocket expenses.

Effective December 5, 2016, Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

NOTE 5 – SECURITIES TRANSACTIONS

For the six months ended September 30, 2017, the eleven months ended March 31, 2017, and the year ended April 30, 2016, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Six Months	Eleven
	Ended	Months Ended	Year Ended
	September 30, 2017	March 31, 2017*	April 30, 2016
Purchases
U.S. Government Obligations	$10,929,394	$18,226,934	$16,505,912
Other	$37,857,879	$58,687,071	$56,869,536
Sales
U.S. Government Obligations	$9,537,854	$15,525,168	$23,491,691
Other	$29,557,532	$10,481,650	$45,831,642

* Fund changed its fiscal year from April 30 to March 31.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017 (Unaudited)

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2017, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$183,272,151
Gross unrealized appreciation	445,190
Gross unrealized depreciation	(236,031)
Net unrealized appreciation	209,159
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/(losses)	(648,600)
Total accumulated earnings/(losses)	$(439,441)

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales.

At March 31, 2017, the Fund had tax basis capital losses of $10,862 and $9,955 that expire in 2018 and 2019, respectively, to offset future capital gains.  The Fund also had short-term tax basis capital losses of $203,612 with no expiration date and long-term tax basis capital losses of $424,171 with no expiration date.

The tax character of distributions paid during 2017, 2016 and 2015 was as follows:

	Eleven Months Ended	Year Ended	Year Ended
	March 31, 2017	April 30, 2016	April 30, 2015
Ordinary income	$1,482,522	$1,543,193	$1,629,122
Long-term capital gains	$—	$—	$—

NOTE 7 – PRINCIPAL RISKS

The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund’s Statement of Additional Information.

Credit Risk:  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  A credit rating assigned to a particular debt security is essentially the opinion of an NRSRO as to the credit quality of an issuer and may prove to be inaccurate.  There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

Concentration Risk:  By concentrating its assets in the banking industry, the Fund is subject to the risk that economic, business, political or other conditions that have a negative effect on the banking industry will negatively impact the Fund to a greater extent than if the Fund’s assets were diversified across different industries or sectors.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017 (Unaudited)

Deflation Risk:  Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

Fixed Income Market Risks: Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

Interest Rate Risk: Interest rates may go up resulting in a decrease in the value of the securities held by the Fund.  Interest rates have been historically low, so the Fund faces a heightened risk that interest rates may rise.  Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

Management Risk:  The Advisor’s or Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Advisor and the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

Market Risk:  Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.  The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

Municipal Securities Risk:  The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.  Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

Non-Diversification Risk:  Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer.  As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017 (Unaudited)

Prepayment Risk:  In times of declining interest rates, the Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield.

U.S. Government Agencies and Instrumentalities Securities Risk:  Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support.  Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law.  Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, the Advisor’s success and other market conditions.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 9 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  While no individual shareholder has a position which exceeds 25% of the voting securities of the Fund, there are numerous shareholders who are affiliated with the Advisor.  As of September 30, 2017, investors who are affiliated with the Advisor, when aggregated, owned 99% of the voting securities of the Fund.

NOTE 10 – FUND REORGANIZATION AND OTHER INFORMATION

On November 17, 2016 the shareholders of the Predecessor Fund approved the agreement and plan of reorganization providing for the transfer of assets of the Predecessor Fund to the Pemberwick Fund and the assumption of the liabilities of the Predecessor Fund by the Pemberwick Fund.  The following table illustrates the specifics of the reorganization:

Acquired	Shares issued to	Acquiring
Fund	Shareholders of	Fund	Combined	Tax Status
Net Assets	Acquired Fund	Net Assets	Net Assets	of Transfer
$172,520,816(1)	17,199,770	—	$172,520,816	Non-taxable

(1)	Includes accumulated realized losses and unrealized appreciation in the amounts of $(687,423) and $304,572, respectively.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017 (Unaudited)

In connection with a reorganization of the Fund into the Trust effective December 5, 2016, the Board approved the retention of U.S. Bancorp Fund Services, LLC (“USBFS”), U.S. Bank N.A. (“U.S. Bank”), Quasar Distributors LLC (“Quasar”) and Vigilant Compliance, LLC (“Vigilant”) as new service providers to the Fund.  The new service agreements became effective on December 6, 2016.  The Fund’s prior service agreements with BNY Mellon were terminated on December 5, 2016.

Pemberwick Fund

EXPENSE EXAMPLE
September 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from April 1, 2017 to September 30, 2017.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Pemberwick Fund

EXPENSE EXAMPLE (Continued)
September 30, 2017 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	4/1/2017	9/30/2017	4/1/2017 – 9/30/2017
Actual
Total Fund	$1,000.00	$1,006.70	$1.71

Hypothetical (5% return
before expenses)
Total Fund	$1,000.00	$1,023.36	$1.72

(1)	Expenses are equal to the fund’s annualized expense ratio of 0.34%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the period).

Pemberwick Fund

NOTICE TO SHAREHOLDERS
at September 30, 2017 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-893-4491 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by calling 1-888-893-4491.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-888-893-4491.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-893-4491 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Pemberwick Fund

PRIVACY NOTICE

FACTS	WHAT DOES THE PEMBERWICK FUND (“THE FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depends on the product or service you have with us. This information can include:
• Social Security number
• account balances
• account transactions
• transaction history
• wire transfer instructions
• checking account information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

	Does the	Can you limit
Reasons we can share your personal information	Fund share?	this sharing?
For our everyday business purposes – such as to process your	Yes	No
transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.
For our marketing purposes –	Yes	No
to offer our products and services to you
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes –	Yes	No
information about your transactions and experiences
For our affiliates’ everyday business purposes –	No	We do not share
information about your creditworthiness
For our affiliates to market to you – The Fund may share	Yes	Yes
information with our affiliates about shareholders or shareholder accounts in order to make shareholders aware of services and products which the Fund thinks may be of interest or value to them
For nonaffiliates to market to you	No	We do not share

To Limit the	To limit our sharing, please notify us in the following way:
Fund’s Sharing	• Contact the Fund by calling our toll-free phone number 1-888-893-4491.

Your choice to limit the personal information the Fund shares with its affiliates will apply until you request a change.  If you are a new customer, we can begin sharing your information with our affiliates for marketing purposes 30 days from the date we sent this notice.  When you are no longer a customer, we continue to share your information as described in this notice.

Questions?	If you have any questions or concerns regarding this notice or the Fund’s privacy policies, please contact us at 888-893-4491.

Pemberwick Fund

PRIVACY NOTICE (Continued)

State Disclosures – In addition to the rights described below and in this notice, you may have other rights under state laws.  We will comply with the applicable state laws with respect to our information practices.

California and Vermont have other protections under state law.  If your primary mailing address is in California or Vermont, we will not share your financial information that we collect except as permitted by law, including, for example, with your consent or to service your account.  We will also not use your information for joint marketing purposes.  We do not share customer information with third parties except as permitted by law.

Who we are
Who is providing	The Fund is an open-end management investment company registered under the
this notice?	Investment Company Act of 1940.

What we do
How does the Fund	To protect your personal information from unauthorized access and use, we use
protect my personal	security measures that comply with federal law. These measures include computer
information?	safeguards and secured files and buildings.
How does the Fund	We collect your personal information, for example, when you
collect my personal	• open an account
information?	• provide account information
• give us your contact information
• make a wire transfer
• tell us where to send the money
We collect your personal information from others, such as credit bureaus, affiliates or other companies.
Why can’t I limit	Federal law gives you the right to limit only
all sharing?	• sharing for affiliates’ everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• The Fund’s affiliate is Pemberwick Investment Advisors LLC, investment advisor to the PEMBERWICK FUND.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• The Fund does not jointly market.

Investment Advisor
Pemberwick Investment Advisors LLC
340 Pemberwick Road
Greenwich, CT 06831

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(888) 893-4491

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th floor
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*        /s/Douglas J. Neilson
Douglas J. Neilson, President

Date 12/6/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Douglas J. Neilson
Douglas J. Neilson, President

Date 12/6/2017

By (Signature and Title)*        /s/Matthew J. McVoy
Matthew J. McVoy, Treasurer

Date 12/6/2017

* Print the name and title of each signing officer under his or her signature.